Parent Company Financial Information (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Parent Company Financial Information (Textual) [Abstract]
Common stock, par value	$ 3	$ 3
Common stock, shares authorized	3,000,000	3,000,000
Common stock, shares issued	1,507,589	1,496,589
Common stock, shares outstanding	1,507,589	1,496,589
Parent Company [Member]
Parent Company Financial Information (Textual) [Abstract]
Common stock, par value	$ 3	$ 3
Common stock, shares authorized	3,000,000	3,000,000
Common stock, shares issued	1,507,089	1,486,089
Common stock, shares outstanding	1,507,089	1,486,089